CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEET
Intangible assets	$ 636	$ 1,242
Investment in joint venture	301	301
Equity financial assets, at FVOCI	23,132
Derivative financial instruments	7,469	11,002
Finance lease receivables	2,882
Other receivables	7,980	13,206
Deferred tax assets	1,644	6,855
Total other non-current assets	43,408	31,364
Vessels and dry docking	2,381,821	1,457,086
Right-of-use assets (vessels)	216,272	151,784
Other property, plant and equipment	354	277
Property, plant and equipment	2,598,447	1,609,147
Total non-current assets	2,642,491	1,641,753
Inventories	76,706	188,592
Trade and other receivables	202,921	315,238
Equity financial assets, at FVPL	2,769	3,271
Derivative financial instruments	74,571	37,083
Finance lease receivables	8,283	2,684
Assets held-for-sale	32,998	44,296
Cash and cash equivalents	279,681	287,545
Total current assets	677,929	878,709
Total assets	3,320,420	2,520,462
Share capital	619,868	1,400
Share premium		285,853
Treasury shares	(48,387)	(56,438)
Contributed surplus		685,913
Other reserves	667,756	(56,494)
Retained earnings	565,794	609,479
Shareholders' equity	1,805,031	1,469,713
Non-controlling interests	132,463	116,447
Total shareholders' equity	1,937,494	1,586,160
Borrowings	711,664	199,917
Lease liabilities	60,588	78,363
Derivative financial instruments	569	679
Total non-current liabilities	772,821	278,959
Borrowings	230,344	212,432
Lease liabilities	170,700	79,476
Derivative financial instruments	25,527	90,214
Current income tax liabilities	14,470	8,121
Trade and other payables	169,064	265,100
Total current liabilities	610,105	655,343
Total liabilities	1,382,926	934,302
Total equity and liabilities	$ 3,320,420	$ 2,520,462